Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 380,143	$ 1,056,002	$ 1,833,069
State									164,491	285,699	267,904
Total Current Tax Expense									544,634	1,341,701	2,100,973
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									784,814	722,699	192,051
State									10,936	2,699	10,144
Total Deferred Tax Expense									795,750	725,398	202,195
Total Income Tax Expense	$ 371,000	$ 601,000	$ 527,000	$ 567,000	$ 528,000	$ 756,000	$ 568,000	$ 451,000	$ 1,340,384	$ 2,067,099	$ 2,303,168	$ 1,340,384